Foreign Exchange Gains and Losses - Summary of Information about Foreign Exchange Gains and Losses (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of Foreign Exchange Gains and Losses [Abstract]
Foreign exchange loss, net	$ (42)	$ (77)